Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of components of lease cost

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Operating lease cost	4,693	4,902	7,625
Short-term lease cost	2,663	3,167	4,776
Variable lease cost	4,172	4,479	5,287
Total lease cost	11,528	12,548	17,688

Schedule of other information related to leases

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Supplemental Cash Flows Information:
Cash paid for operating leases	(4,683)	(5,522)	(8,948)
Operating lease assets obtained in exchange for operating lease liabilities	944	1,675	65,459

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of December 31, 2021 were as follows:

Year Ended December 31,	(In US$ thousands)
2022	11,271
2023	10,329
2024	10,861
2025	10,413
2026 and thereafter	44,073
Total future payments for recognized leasing assets	86,947
Less: leases not yet commenced	6,520
Less: imputed interest	20,466
Total lease liabilities	59,961